13F-HR
12/31/2009
0001353342
sev#ncv3
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 13-53342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  February 16, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    54540

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D A123 SYS INC			 COMMON STOCK 	  03739T108      337    15000 SH       SOLE     01           15000        0        0
D AMERICA MOVIL SAB DE CV	 SPON ADR L SHS   02364W105     3721    79200 SH       SOLE     01           79200        0        0
D AMERICAN SUPERCONDUCTOR CORP	 COMMON STOCK     030111108     1432    35000 SH       SOLE     01           35000        0        0
D BANK OF AMERICA CORP		 COMMON STOCK	  060505104	3087   205000 SH       SOLE     01          205000        0        0
D BANK OF AMERICA CORP		 COMMON STOCK	  060505419	 746    50000 SH       SOLE     01           50000        0        0
D BJS WHOLESALE CLUB INC	 COMMON STOCK	  05548J106	1472    45000 SH       SOLE     01           45000        0        0
D CENTURY ALUM CO		 COMMON STOCK	  156431108	 971    60000 SH       SOLE     01           60000        0        0
D CITIGROUP INC			 COMMON STOCK	  172967101	 397   120000 SH       SOLE     01          120000        0        0
D CSX CORP			 COMMON STOCK	  126408103     1940    40000 SH       SOLE     01           40000        0        0
D CVS CAREMARK CORP		 COMMON STOCK	  126650100     1611    50000 SH       SOLE     01           50000        0        0
D E M C CORP MASS		 COMMON STOCK	  268648102	1686    96500 SH       SOLE     01           96500        0        0
D E TRADE FINANCIAL CORP	 COMMON STOCK	  269246104	1584   900000 SH       SOLE     01          900000        0        0
D GREAT LAKES DREDGE & DOCK CO	 COMMON STOCK	  390607109      972   150000 SH       SOLE     01          150000        0        0
D GOOGLE INC			 CL A		  38259P508	4030     6500 SH       SOLE     01            6500 	  0        0
D INTERNATIONAL GAME TECHNOLOY	 COMMON STOCK	  459902902      939    50000 SH  CALL SOLE     01           50000        0        0
D LEAR CORP			 COMMON STOCK	  521865204     1353    20000 SH       SOLE     01           20000        0        0
D LIFE TIME FITNESS INC		 COMMON STOCK	  53217R207     1805    72400 SH       SOLE     01           72400        0        0
D LORILLARD INC			 COMMON STOCK     544147101     1203    15000 SH       SOLE     01           15000 	  0        0
D OWENS ILL INC			 COMMON STOCK	  690768403	2465    75000 SH       SOLE     01           75000        0        0
D POPULAR INC			 COMMON STOCK	  733174106	 678   300000 SH       SOLE     01          300000        0        0
D REPUBLIC SVCS INC		 COMMON STOCK	  760759100	 849    30000 SH       SOLE     01           30000        0        0
D SELECT SECTOR SPDR TR		 SBI INT-ENERGY	  81369Y506     6499   114000 SH       SOLE     01          114000        0        0
D STATE STR CORP		 COMMON STOCK	  857477103	1698    39000 SH       SOLE     01           39000        0        0
D TELLABS INC    		 COMMON STOCK	  879664100	1948   343000 SH       SOLE     01          343000        0        0
D UNION PAC CORP 		 COMMON STOCK	  907818108	1917    30000 SH       SOLE     01           30000        0        0
D WAL MART STORES INC 		 COMMON STOCK	  931142103	3742    70000 SH       SOLE     01           70000        0        0
D WASTE CONNECTIONS INC		 COMMON STOCK	  941053100	 834    25000 SH       SOLE     01           25000        0        0
D WASTE MGMT INC DEL		 COMMON STOCK	  94106L109	 845    25000 SH       SOLE     01           25000        0        0
D WELLS FARGO & CO NEW 		 COMMON STOCK	  949746101	3779   140000 SH       SOLE     01          140000        0        0


S REPORT SUMMARY                 29 DATA RECORDS               54540        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       12/31/09
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            29
               Total Records                   29
               Total Omitted                    0
Report Market Value x($1000)                54540
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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